LOANS PAYABLE (Narrative) (Details)		1 Months Ended							7 Months Ended	12 Months Ended
	Aug. 06, 2020 CAD ($) $ / shares	Oct. 31, 2020 CAD ($) $ / shares	Oct. 31, 2020 USD ($) shares	Aug. 31, 2020 CAD ($) shares	Aug. 31, 2020 USD ($) shares	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)	Mar. 31, 2019 CAD ($) $ / shares	Dec. 31, 2020 USD ($) shares	May 31, 2020 USD ($)	Aug. 31, 2020 USD ($)
Disclosure Of Loans Payable [Line Items]
Additions to loan payable									$ 3,833,768	$ 5,367,275
Deferred tax liabilities									$ 748,857	907,480
Conversion on loan payable (shares) | shares									1,258,992
Finance charges									$ 187,680	334,410
Convertible loan facility [Member] | Beedie Capital ("Beedie") [Member]
Disclosure Of Loans Payable [Line Items]
Convertible loan facility								$ 12,000,000
Initial advance of convertible loan facility						$ 7,000,000	$ 5,367,275	7,000,000
Undrawn convertible loan facilities								5,000,000
Minimum tranches of convertible loan facility								$ 1,250,000
Stated rate percentage								8.00%
Interest rate on standby funds available								2.50%
Principal payment due period								April 21, 2023
Conversion price per share | $ / shares								$ 5.56
Allocation to liability portion							3,233,923
Allocation of conversion feature							2,133,352
Deferred tax liabilities							$ 576,050
Effective interest rate on liability						23.50%	23.50%
Expected life of liability						4 years	4 years
Loan Amendment [Member] | Beedie Capital ("Beedie") [Member]
Disclosure Of Loans Payable [Line Items]
Initial advance of convertible loan facility	$ 7,000,000
Stated rate percentage	8.00%
Interest rate on standby funds available	1.50%
Conversion price per share | $ / shares	$ 5.56	$ 5.56
Additions to loan payable	$ 5,000,000			$ 5,000,000	$ 3,833,768
Allocation to liability portion					2,878,065
Allocation of conversion feature					$ 955,703
Deferred tax liabilities											$ 258,040
Effective interest rate on liability				20.00%	20.00%
Conversion of loan facility, converted amount		$ 1,000,000		$ 6,000,000
Conversion on loan payable (shares) | shares			179,856	1,079,136	1,079,136
Remaining drew down from original loan facility	$ 1,000,000
Revised conversion price per share | $ / shares	$ 9.90
Addition to loan facility	$ 20,000,000
Minimum advance drawn from additional loan facility	$ 2,500,000
Premium percentage to 30-day Volume Weighted Average Price ("VWAP")	20.00%
Convertible loan facility, converted amount derecognized in liability			$ 518,987		$ 3,084,141
Convertible loan facility, converted amount derecognized in equity reserves			304,764		1,828,588
Convertible loan facility, converted amount derecognized in share capital			823,751		4,912,729
Deferred income tax expense to offset equity reserves			$ 166,583		$ 409,423
Finance charges									$ 187,680	$ 334,410